DUE TO THIRD PARTIES	3 Months Ended
Jun. 30, 2026
Due To Third Parties Disclosure Abstract
DUE TO THIRD PARTIES

Note 6 — DUE TO THIRD PARTIES

As of June 30, 2026 and March 31, 2026, the Company had a balance due of $450,072 and nil, respectively, to Isdera HK Limited, an affiliate of Isdera Group. The balance was due on demand and without interest.

As of June 30, 2026 and March 31, 2026, the Company had a balance of $ 44,308 and nil, respectively, to Xinghui Automotive Technology (Hainan) Co., Ltd., an affiliate of Isdera Group. The balance was due on demand and without interest.